Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Balance, start of period	$ (10,299)	$ (8,231)
Charged to the consolidated statement of comprehensive loss	(2,124)	(2,068)
Balance, end of period	(12,423)	(10,299)
Balance, start of period	10,299	8,231
Charged to the consolidated statement of comprehensive loss	2,124	2,068
Balance, end of period	12,423	10,299
Net deferred tax assets (liabilities)
Deferred Tax Liabilities Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period	(9,949)	(8,014)
Charged to the consolidated statement of comprehensive loss	(2,474)	(1,935)
Balance, end of period	(12,423)	(9,949)
Deferred Tax Liabilities Debt Issuance Cost [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period	(350)	(217)
Charged to the consolidated statement of comprehensive loss	350	(133)
Balance, end of period		(350)
Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period	9,949	8,014
Charged to the consolidated statement of comprehensive loss	2,474	133
Balance, end of period	12,423	9,949
Net deferred tax assets (liabilities)
Noncapital Losses 1 [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period	350	217
Charged to the consolidated statement of comprehensive loss	(350)	1,935
Balance, end of period		$ 350
Net deferred tax assets (liabilities)